As filed with the Securities and Exchange Commission on October 30, 1998.

                                                      1933 Act File No. 2-62218
                                                      1940 Act File No. 811-2853

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                             Pre-Effective Amendment No:                     [ ]

                             Post-Effective Amendment No: 36                 [X]

                                       and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

                               Amendment No: 29

                         LEGG MASON CASH RESERVE TRUST
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street

                           Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

CHARLES A. BACIGALUPO                              ARTHUR C. DELIBERT, ESQ.
100 Light Street                                   Kirkpatrick & Lockhart LLP
Baltimore, Maryland 21202                          1800 Massachusetts Ave., N.W.
(Name and Address of                               Second Floor
  Agent for Service)                               Washington, D.C.  20036-1800

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to Rule 485(b)
[ ] on               , 1998 pursuant to Rule 485(b)
[ ] 60 days after filing pursuant to Rule 485(a)(i)
[X] on December 31, 1998 pursuant to Rule 485(a)(i)
[ ] 75 days after filing pursuant to Rule 485(a)(ii)
[ ] on               , 1998 pursuant to Rule 485(a)(ii)

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          Legg Mason Cash Reserve Trust

                       Contents of Registration Statement

This registration statement consists of the following papers and documents:

Table of Contents

Cross Reference Sheets

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

                          Legg Mason Cash Reserve Trust
                         Form N-1A Cross Reference Sheet
                         -------------------------------

Part A. Item Number                                            Prospectus Caption
1.   Front and Back Cover Pages                                Same
2.   Risk/Return Summary: Investments, Risks and Performance   Investment Objective; Risks; Performance
3.   Risk/Return Summary: Fee Table                            Fees and Expenses
4.   Investment Objectives, Principal Investment Strategies,   Investment Objective; Risks
and Related Risks
5.   Management's Discussion of Fund Performance               Not Applicable
6.   Management, Organization and Capital Structure            Management
7.   Shareholder Information                                   How to Invest; How to Sell Your Shares; Account
                                                               Policies; Services for Investors; Dividends andTaxes
8.   Distribution Arrangements                                 Management
9.   Financial Highlights Information                          Financial Highlights

Part B. Item Number                                            Statement of Additional Information Caption
10.  Cover Page and Table of Contents                          Same
11.  Fund History                                              Massachusetts Trust Law
12.  Description of the Fund and Its Investments and Risks     Investment Strategies and
                                                               Risks; Fund Policies
13.  Management of the Fund                                    Management of the Fund
14.  Control Persons and Principal Holders of Securities       Management of the Fund
15.  Investment Advisory and Other Services                    Management Agreement; Investment Advisory Agreement; The
                                                               Fund's Distributor
16.  Brokerage Allocation and Other Practices                  Portfolio Transactions and Brokerage
17.  Capital Stock and Other Securities                        Not Applicable
18.  Purchase, Redemption, and Pricing of Shares               Additional Purchase and Redemption Information;
                                                               Valuation of Shares
19.  Taxation of the Fund                                      Additional Tax Information; Tax-Deferred Retirement
                                                               Accounts and Plans
20.  Underwriters                                              The Fund's Distributor
21.  Calculation of Performance Data                           How The Fund's Yield is Calculated
22.  Financial Statements                                      Financial Statements

Legg Mason Cash Reserve Trust

Prospectus

December 31, 1998



Investing in money market instruments to achieve stability of principal and current income consistent with stability of principal.



The Art of Investing



As with all mutual funds, the Securities and Exchange Commission doesn't guarantee that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

Table of Contents                                                      Page

About the fund:

         Investment Objective                                           3
         Risks                                                          4
         Performance                                                    5
         Expenses                                                       6
         Management                                                     7

About your investment:

         How to invest                                                  8
         How to sell your shares                                       10
         Account policies                                              11
         Services for investors                                        12
         Dividends and taxes                                           13

Financial Highlights                                                   14

Legg Mason Cash Reserve Trust


INVESTMENT OBJECTIVE

The fund seeks to achieve stability of principal and current income consistent with stability of principal. There is no guarantee that the fund will achieve its objective.

The fund is a money market fund that seeks to maintain a net asset value of $1.00 per share. To achieve its objective, the fund adheres to the following practices:

o it buys money market securities maturing in 397 days or less
o it maintains an average dollar-weighted portfolio maturity of 90 days or less
o it buys only high-quality money market securities determined by the investment adviser to present minimal credit risk

High-quality money market securities in which the fund may invest include, but are not limited to,:

o securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

o securities representing deposits at domestic and foreign banks and savings and loan institutions. These banks and institutions must have capital, surplus and undivided profits of over $100,000,000 or the principal amount of the instruments must be insured by the Federal Deposit Insurance Corporation.

o commercial paper rated A-1 by Standard & Poor's, Prime-1 by Moody's Investors Service, Inc. or F-1 by Fitch Investors Service, Inc. and unrated commercial paper that the adviser determines to be of comparable quality

o corporate bonds rated AAA or AA by S&P, Aaa or Aa by Moody's, having a remaining maturity of 397 days or less and unrated bonds that the adviser determines to be of comparable quality

o U.S. dollar-denominated securities of foreign issuers

o asset-backed securities - i.e., securities that represent an interest in a pool of assets, such as credit card receivables or car loan receivables

o repurchase agreements

o variable and floating rate securities - i.e., securities whose interest rates change at specified intervals so they approximately equal current market rates

RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, risks of investing in this fund include:

MARKET RISK - the possibility that the market prices of the fund's investments may decline due to an increase in interest rates.

CREDIT RISK - the risk that any of the fund's holdings could have its credit rating downgraded or could default. Credit ratings measure an issuer's ability to make timely principal and interest payments. Generally, the fund is required to invest at least 95% of its total assets in the securities of issuers with the highest credit rating. Credit ratings are the opinions of the private companies (such as Standard & Poor's) that rate companies or their securities; they are not guarantees.

OTHER -

Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States; some are backed only by the credit of the issuing agency.

Investments in Eurodollar certificates of deposit also pose risks of overseas banking operations.

PERFORMANCE

The information below shows changes in the fund's performance from year to year. Annual returns assume reinvestment of dividends and distributions. Historical performance of the fund does not necessarily indicate what will happen in the future.

          YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%)


           [PERFORMANCE GRAPH APPEARS HERE -- SEE PERCENTAGES BELOW]


        1988   1989   1990   1991   1992   1993   1994   1995   1996   1997

        6.95%  8.75%  7.73%  5.83%  3.47%  2.78%  3.66%  5.32%  4.80%  4.90%

DURING THE PAST TEN YEARS:

                          QUARTER ENDED                      TOTAL RETURN
-------------------------------------------------------------------------
BEST QUARTER:             June 30, 1989                           2.25%

WORST QUARTER:            June 30, 1993                           0.68%
-------------------------------------------------------------------------

The fund's return for the quarter ended September 30, 1998 was 1.22%. The fund's seven day yield on December 31, 1997 was 5.00%. For the fund's current yield, call toll-free 1-800-822-5544.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1997:

1 Year            4.90%

5 Years           4.28%

10 Years          5.35%

These figures include changes in principal value, reinvested dividends and capital gain distributions, if any.

EXPENSES


The table below describes the fees and expenses you will incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets so they lower the fund's share price and dividends. Other expenses include expenses such as transfer agency, custody, professional and registration fees. The fund has no sales charge but is subject to a 12b-1 distribution fee.

The fees and expenses shown are for the fiscal year ended August 31, 1998 and are calculated as a percentage of average net assets.

-----------------------------------------------------------------
FEES:

Annual Fund Operating Expenses

Management fees                                      0.48%
Distribution and Service (12b-1) fees                0.15%*
Other expenses                                       0.20%

Total                                                0.83%*
-----------------------------------------------------------------

*For the fiscal year ended August 31, 1998, Legg Mason requested the fund to pay a portion of its 12b-1 fee. The actual 12b-1 fee paid by the fund was 0.10%, reducing total expenses from 0.83% to 0.78%. The Board has determined to request payment of a 0.10% 12b-1 fee until January 10, 1999.

EXPENSES:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown. The fund charges no redemption fees.

-------------------------------------------------------------
1 Year            3 Years           5 Years          10 Years
-------------------------------------------------------------

 $85                $265              $460            $1,025
-------------------------------------------------------------

MANAGEMENT

MANAGER AND ADVISER:

Legg Mason Fund Adviser, Inc., 100 Light Street, Baltimore, Maryland 21202, is the manager for the fund. The manager is responsible for the non-investment affairs of the fund, providing office space and administrative staff for the fund and directing all matters related to the operation of the fund. The manager acts as manager or investment adviser to investment companies and private accounts with aggregate assets of $[ ] billion as of November 30, 1998.

Western Asset Management Company, 117 East Colorado Boulevard, Pasadena, California 91105, is the investment adviser for the fund. The adviser is responsible for the actual investment management of the fund, which includes making investment decisions and placing orders to buy, sell or hold a particular security. The adviser acts as investment adviser to investment companies and private accounts with aggregate assets of $[ ] billion as of November 30, 1998.

For its services, the fund paid the manager a fee of 0.48% of the fund's average daily net assets for the fiscal year ended August 31, 1998. The adviser received a fee from the manager, which is calculated daily and payable monthly, equal to 30% of the manager's fee.

DISTRIBUTOR OF THE FUND'S SHARES:

Legg Mason Wood Walker, Incorporated distributes the fund's shares. The fund has adopted a plan that allows it to pay distribution and service fees for the sale of its shares and for services provided to shareholders. Under the plan, the fund may pay the distributor an annual fee equal to 0.15% of the fund's average daily net assets. However, the Board has authorized payment of only 0.10% annually of the fund's average daily net assets until January 10, 1999. At August 31, 1998, distribution and service fees payable were $135,000.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The distributor may enter into agreements with other brokers to sell shares of the fund. The distributor pays these brokers up to 90% of the distribution and service fees that it receives from the fund for those sales.

The manager, adviser and distributor are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

YEAR 2000:

Like other mutual funds (and most organizations around the world), the fund could be adversely affected by computer problems related to the year 2000. These could interfere with operations of the fund, its manager, distributor or adviser, or could impact companies in which the fund invests.

While no one knows if these problems will have any impact on the fund or on financial markets in general, the manager and its affiliates are taking steps to protect fund investors. These include efforts to determine that the problem will not directly affect the systems used by major service providers.

Whether these steps will be effective can only be known for certain in the year 2000.

HOW TO INVEST

--------------------------------------------------------------------------------
To open a regular account or a retirement account with the fund, contact a Legg Mason financial advisor or other entity offering the fund for sale. The minimum initial investment for regular accounts and retirement accounts is $1,000 and the minimum for each purchase of additional shares is $500.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For initial investments in a traditional IRA, spousal IRA, education IRA, Roth IRA, simplified employee pension plan, savings incentive match plan for employees or other qualified retirement plan, please contact your Legg Mason financial advisor or other entity offering the fund for forms to complete or to answer any questions you may have regarding these plans.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Once your account is open, you may use the following methods to add to your account:

In Person         Give your financial advisor a check for $500 or more payable to the fund

Mail Mail your check, payable to the fund, for $500 or more to your financial advisor

Telephone
or Wire Call your financial advisor to transfer available cash balances in your brokerage account or to transfer money from your bank directly to Legg Mason. Wire transfers may be subject to a service charge by your bank.

Future First
Systematic
Investment        Contact your Legg Mason financial advisor to enroll in Legg
                  Mason's Future First Systematic Investment Plan. Under this plan, you may arrange for automatic monthly investments in the fund of $50 or more. The fund's transfer agent will transfer funds monthly from your Legg Mason account or from your checking account to purchase shares of the fund.

Automatic
Investments       Arrangements  may be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of the fund. You may also reinvest dividends from certain unit investment trusts in shares of the fund.

Call your financial advisor or another entity offering the fund for sale with any questions regarding the investment options above.

Certain investment methods may be subject to lower minimum initial and additional investments.
--------------------------------------------------------------------------------

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

--------------------------------------------------------------------------------
Purchase orders received in federal funds form, by either your Legg Mason financial advisor or the entity offering the fund, on any day that the New York Stock Exchange is open will be processed as follows:

If the purchase order  Shares will be purchased at the Such shares will begin to
is received            net asset value determined on   earn dividends on the
--------------------------------------------------------------------------------
before 12:00 noon      same day                        same day
12:00 noon or after,
but before 4:00 p.m.   same day                        next day
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
after 4:00 p.m.        next day                        next day
--------------------------------------------------------------------------------

If you do not make payment in federal funds, your order will be processed when payment is converted into federal funds. Most bank wires are federal funds.

HOW TO SELL YOUR SHARES

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions imposed by those entities. You should consult their program literature for further information.

--------------------------------------------------------------------------------
Any of the following methods may be used to sell your shares:

Telephone                  Call  your Legg  Mason  financial  advisor  or entity
                           offering the fund and request a redemption for $100 or more. Proceeds will be credited to your brokerage account or a check will be sent to you, at your direction, at no charge to you. Wire requests will be subject to a fee of $18. Be sure that your financial advisor has your bank account information on file. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order. The fund will follow reasonable procedures to ensure the validity of any telephone redemption request, such as requesting identifying information from callers or employing identification numbers.

Checkwriting               The  fund  offers a free  checkwriting  service.  You
                           may write checks to anyone in amounts of $500 or more. The fund's transfer agent will redeem sufficient shares from your account to pay the checks. You will continue to earn dividends on your shares until the check clears at the transfer agent. Please do not use your checks to close your account.

Mail Send a letter to the fund requesting redemption of your shares. The letter should be signed by all of the owners of the account. Redemption requests for shares valued at $10,000 or more or when the proceeds are to be paid to someone other than the accountholder will require a signature guarantee. You may obtain a signature guarantee from most banks or securities dealers.

Securities
Purchases at
Legg Mason                 Legg  Mason  has  special  redemption  procedures
                           for  investors  who wish to  purchase stocks,  bonds
                           or other  securities  at Legg  Mason.  Once  you've
                           placed  an order for securities, and have not
                           indicated any other payment method, fund shares will
                           be redeemed on the settlement date for the amount
                           due. Fund shares may also be redeemed to cover debit
                           balances in your brokerage account.
--------------------------------------------------------------------------------

Your order will be processed promptly and you will generally receive the proceeds within a week. Fund shares will be sold at the next net asset value calculated after your redemption request is received by your Legg Mason financial advisor or another entity.

Redemptions of shares that were recently purchased by check or acquired through reinvestment of dividends on such shares may be delayed for up to 10 days in order to allow for the check to clear.

Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians.

ACCOUNT POLICIES

To calculate the fund's share price, the fund's assets are valued and totaled, liabilities are subtracted, and the resulting net assets are divided by the number of shares outstanding. The fund seeks to maintain a share price of $1.00 per share. The fund is priced twice a day, as of 12:00 noon, Eastern time, and at the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time), on every day the exchange is open. Like most other money market funds, the fund normally values its investments using the amortized cost method.

Fund shares may not be held in, or transferred to, an account with any brokerage firm that does not have an agreement with Legg Mason.

If your account falls below $500, the fund may ask you to increase your balance. If, after 60 days, your account is still below $500, the fund may close your account and send you the proceeds.

The fund reserves the right to:

o reject any order for shares or suspend the offering of shares for a period of time

o    change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions.

SERVICES FOR INVESTORS

For further information regarding any of the services below, please contact your financial advisor or other entity offering the fund for sale.

Account statements:

Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. Legg Mason will send you statements quarterly if you participate in the Future First Systematic Investment Plan or if you purchase shares through automatic investments.

Systematic Withdrawal Plan:

If you are purchasing or already own shares with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50.

Premier Account Status:

Legg Mason offers a Premier Asset Management Account, which combines your fund account, a preferred customer VISA Gold debit card, a Legg Mason brokerage account with margin borrowing availability and unlimited checks with no minimum check amount. Other services include automatic transfer of free credit balances in your brokerage account to your fund account and automatic redemption of fund shares to offset debit balances in your brokerage account.

Legg Mason charges an annual fee for the Premier Account, which is currently $85 for individuals and $100 for corporations and businesses.

Exchange Privilege:

Fund shares may be exchanged for shares of any of the other Legg Mason funds or the Bartlett funds, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales load when exchanging into a fund that has one. In addition, an exchange of the fund's shares will be treated as a sale of the shares and any gain on the transaction may be subject to tax.

The fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year

o terminate or modify the exchange privilege after 60 days' notice to shareholders

DIVIDENDS AND TAXES


The fund declares dividends from its net investment income daily and pays them monthly. Your dividends will be automatically reinvested in additional shares of the fund. If you wish to receive dividends in cash, you must notify the fund at least 10 days before the next dividend is to be paid. The fund does not expect to realize any capital gain or loss; however, if the fund realizes any capital gains, it will pay them at least once every twelve months. You may request that your dividends be reinvested in shares of another Legg Mason fund.

Fund dividends and distributions of any net short-term capital gains are taxable to most investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the fund. Generally, those dividends and distributions will be taxable as ordinary income.

The sale or exchange of fund shares will not result in any gain or loss for the shareholder to the extent the fund maintains a stable share price of $1.00.

A tax statement is sent to each investor at the end of each year detailing the tax status of your distributions.

The fund will withhold 31% of all dividends payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number or who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax advisor about federal, state and local tax considerations.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the annual report. The annual report is available upon request by calling toll-free 1-800-822-5544.


--------------------------------------------------------------------------------------------------------------
Year ended August 31,               1998             1997              1996             1995              1994
--------------------------------------------------------------------------------------------------------------

THE FOLLOWING INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE SHARE OF THE
FUND:

Net asset value,
beginning of year                  $1.00             $1.00             $1.00            $1.00            $1.00

INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                .05               .05               .05              .05              .03

DISTRIBUTIONS:

Dividends from net
   investment income                (.05)             (.05)             (.05)            (.05)            (.03)

Net asset value,
end of year                        $1.00             $1.00             $1.00            $1.00            $1.00

Total return                        4.96%             4.84%             4.92%            5.08%            3.08%

RATIOS/SUPPLEMENTAL DATA:

Ratio of expenses to average
net assets                           .78%              .75%              .70%             .71%             .72%

Ratio of net investment
income to average net assets        4.86%             4.73%             4.81%            5.03%            3.05%

Net assets, end of year
(in millions)                     $1,423            $1,343            $1,224           $1,153             $786
--------------------------------------------------------------------------------------------------------------

Legg Mason Cash Reserve Trust

The following additional information about the fund is available upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) - the SAI is filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is considered part of) the prospectus. The SAI provides additional details about the fund and its policies.

ANNUAL AND SEMIANNUAL REPORTS - additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. These reports provide detailed information about the fund's portfolio holdings and operating results.

To request the SAI, any reports to shareholders, or to make shareholder inquiries for more information:

o        call toll-free 1-800-822-5544
o        send an email to:  [                         ]
o        visit us on the Internet via, http://www.leggmason.com
o        write to us at: Legg Mason Wood Walker, Incorporated
                         100 Light Street, P.O. Box 1476
                         Baltimore, Maryland 21203-1476

Information about the fund, including the SAI, can be reviewed and copied at the SEC's public reference room in Washington, DC. (phone 1-800-SEC-0330). Reports and other information about the fund are available on the SEC's Internet site at http://www.sec.gov. Investors may also write to: SEC, Public Reference Section, Washington, DC 20549-6009. A fee will be charged for making copies.



SEC file number: 811-2853

                        THE LEGG MASON CASH RESERVE TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 31, 1998



         This Statement of Additional Information is not a prospectus and should be read in conjunction with the fund's Prospectus dated December 31, 1998 which has been filed with the Securities and Exchange Commission ("SEC"). The fund's annual report is incorporated by reference into this Statement of Additional Information. A copy of either the Prospectus or the annual report is available without charge by writing to or calling the fund's distributor. See below for the address and phone numbers.





                             Legg Mason Wood Walker
                                  Incorporated
     ---------------------------------------------------------------------
                                100 Light Street
                           Baltimore, Maryland 21202
                         (410) 539-0000 (800) 822-5544

                               Table Of Contents


                                                                 Page
                                                                 ----
Investment Strategies and Risks                                    3
Fund Policies                                                      5
Management of the Fund                                             6
Management Agreement                                               8
Investment Advisory Agreement                                      9
The Fund's Distributor                                            10
Additional Tax Information                                        12
Additional Purchase and Redemption Information                    12
Tax-Deferred Retirement Accounts and Plans                        16
Valuation of Shares                                               17
How the Fund's Yield is Calculated                                18
Massachusetts Trust Law                                           20
Portfolio Transactions and Brokerage                              20
The Fund's Custodian and Transfer and Dividend-
  Disbursing Agent                                                21
The Fund's Legal Counsel                                          21
The Fund's Independent Auditors                                   21
Financial Statements                                              21

                         Investment Strategies and Risks

          The fund is an open-end, diversified management investment company. The fund invests in high-quality money market instruments that mature in 397 days or less. It may use any of the following instruments or techniques, among others:

Bank Instruments

         The fund may invest in certificates of deposit, demand and time deposits, savings shares and bankers' acceptances, as well as Eurodollar certificates of deposit issued by foreign branches of U.S. or foreign banks.

U. S. Government Obligations

         The fund may purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities may bear fixed, floating or variable rates of interest.

Variable and Floating Rate Securities

         The fund may invest in securities whose interest rates change at specified intervals so they approximately equal current market rates. These securities have interest rate adjustment formulas that may help to stabilize their market value. Many of these instruments carry a demand feature that permits the fund to sell them during a determined time period at par plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. The fund may rely on the credit instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. The ability of a party to fulfill its obligations under a letter of credit or guarantee might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The fund will calculate the remaining maturity of variable and floating rate securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.

When-Issued and Delayed Delivery Transactions

         The fund may enter into commitments to purchase short-term U.S. Government securities on a when-issued or delayed-delivery basis. When the fund purchases securities on a when-issued or delayed-delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. These transactions are made to secure what is considered to be an advantageous price and yield for the fund. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices in the interim. No fees or other expenses, other than normal transaction costs, are incurred. Liquid assets of the Trust sufficient to make payment for the securities to be purchased are maintained in a segregated account with the fund's custodian until the transaction is settled. Such trades may have an effect on the fund that is similar to leverage. The seller's failure to complete a transaction may result in a loss.

Repurchase Agreements

         The fund may enter into repurchase agreements to purchase either U.S. Government obligations or high-quality debt securities from a securities dealer or bank. The securities dealer or bank agrees to repurchase those securities at an agreed-upon price and date. The securities are held for the fund by a custodian bank as collateral until resold. Additional collateral may be necessary to maintain the required value of the repurchase agreement. There is a risk that the other party to a repurchase agreement will default on its obligations and the fund may be delayed or prevented from disposing of the collateral securities. This may result in a loss.

         The fund will enter into repurchase agreements only with financial institutions that the adviser determines present a minimal risk of default. This determination is made based on guidelines set forth by the fund's board of trustees.

Reverse Repurchase Agreements

         The fund may enter into reverse repurchase agreements to the extent permitted by its investment limitations. These transactions are similar to borrowing cash. In a reverse repurchase agreement the fund transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The use of reverse repurchase agreements may enable the fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure such an outcome.

         When effecting reverse repurchase agreements, liquid assets in a dollar amount sufficient to make payment for the obligations to be purchased are maintained in a segregated account with the fund's custodian until the transaction is settled.

Foreign Securities

         The fund may invest in foreign securities that are not publicly traded in the United States. Investments in obligations of banking entities located outside the United States involve certain risks that are different from investments in securities of domestic banks. These risks may include adverse foreign economic and political developments, the imposition of foreign laws or restrictions that may adversely affect payment of principal and interest on such obligations held by the fund, and the imposition of foreign exchange controls and of withholding taxes on principal and interest payable on such obligations held by the fund. In addition, there may be less public information available about a foreign bank than is generally available about domestic banks. Furthermore, foreign banking institutions may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as are domestic banks and branches. All securities purchased by the fund will be denominated in U.S. dollars.

         In an effort to minimize these risks, the adviser will purchase foreign-issued money market instruments only from the branches of those banks that are among the largest and most highly rated in various industrialized nations. On an ongoing basis, the adviser will monitor the credit risk of such foreign banks by using third party services which provide credit and sovereign risk analysis. Also, the adviser will not purchase obligations that it believes, at the time of purchase, will be subject to exchange controls or the interest on which will be subject to withholding taxes. Investment will be limited to obligations of bank branches located in countries where sovereign risk is considered by the adviser to be minimal; however, there can be no assurance that exchange control laws, withholding taxes or other similar laws will not become applicable to certain of the fund's investments.

Restricted and Illiquid Securities

         Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when sale would otherwise be desirable. Although restricted securities traditionally were considered illiquid, the adviser, acting pursuant to guidelines established by the fund's Board of Trustees, may determine that certain restricted securities are liquid.

         Illiquid securities may be difficult to value, and the fund may have difficulty selling such securities promptly. Repurchase agreements maturing in more than seven days are considered illiquid.

                                  Fund Policies

         The fund has adopted certain fundamental investment limitations, described below, which cannot be changed without approval of shareholders. Except for the fund's investment objective and the limitations described below, the investment policies and limitations of the fund are non-fundamental and can be changed by the Board of Trustees without shareholder approval.

1. SELLING SHORT AND BUYING ON MARGIN The fund will not sell any money market instruments short or purchase any money market instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.

2. BORROWING MONEY The fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

         Interest paid on borrowed funds will not be available for investment. The fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

3. INVESTING IN COMMODITIES, MINERALS, OR REAL ESTATE The fund will not invest in commodities, commodity contracts, oil, gas, or other mineral programs, or real estate, except that it may purchase money market instruments issued by companies that invest in or sponsor such interests.

4. UNDERWRITING The fund will not engage in underwriting of securities issued by others.

5. LENDING CASH OR SECURITIES The fund will not lend any of its assets, except that it may purchase or hold money market instruments, including repurchase agreements and variable amount demand master notes, permitted by its investment objective and policies.

6. ACQUIRING SECURITIES The fund will not acquire the voting securities of any issuer. It will not invest in securities issued by any other investment company, except as part of a merger, consolidation, or other acquisition. It will not invest in securities of a company for the purpose of exercising control or management.

7. DIVERSIFICATION OF INVESTMENTS The fund will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except cash or cash items, repurchase agreements, and U.S. government obligations. The fund considers the type of bank obligations it purchases as cash items (however, as a non-fundamental policy, the fund will apply the 5% limitation to bank obligations other than demand deposits).

8. CONCENTRATION OF INVESTMENTS The fund will not purchase money market instruments if, as a result of such purchase, more than 25% of the value of its total assets would be invested in any one industry. However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry.

9. INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS OF THE FUND The fund will not purchase or retain the securities of any issuer if the officers and trustees of the fund or its investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.

10. DEALING IN PUTS AND CALLS The fund will not invest in puts, calls, straddles, spreads, or any combination of these.

11. ISSUING SENIOR SECURITIES The fund will not issue senior securities, except as permitted by the investment objective and policies and investment limitations of the Fund.

         Except with respect to the one-third limitation on borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

         The fund did not borrow money or invest in reverse repurchase agreements in excess of 5% of the value of its total assets during the last fiscal year and, at present, has no intent to do so.

         The investment objective and fundamental investment limitations of the fund, described in the preceding paragraphs and in the Prospectus, may be changed only with the vote of a majority of the Trust's outstanding voting securities. Under the Investment Company Act of 1940, as amended ("1940 Act"), a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                             Management of the Fund

         The fund's officers are responsible for the operation of the fund under the direction of the Board of Trustees. The officers and trustees of the fund, their dates of birth and their principal occupations during the past five years are set forth below. An asterisk(*) indicates officers and/or trustees who are "interested persons" of the fund, as defined in the 1940 Act. The address of each officer and trustee is 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

         JOHN F. CURLEY, JR.*, [7/24/39] Chairman of the Board, President and Trustee; Retired Vice Chairman and Director of Legg Mason Wood Walker, Inc. and Legg Mason, Inc.; Director of Legg Mason Fund Adviser, Inc. and Western Asset Management Company (each a registered investment adviser); Officer and/or Director of various other affiliates of Legg Mason, Inc.; President and/or Chairman of the Board and Director/Trustee of nine Legg Mason funds.

         ARNOLD L. LEHMAN, [7/18/44] Trustee; The Brooklyn Museum of Art, 200 Eastern Parkway, Brooklyn, NY. Director, The Brooklyn Museum of Art; Director/Trustee of nine Legg Mason funds.

Formerly: Director, Baltimore Museum of Art.

         JILL E. McGOVERN, [8/29/44] Trustee; 1500 Wilson Blvd., Arlington, Virginia. Chief Executive Officer of the Marrow Foundation. Director/Trustee of nine Legg Mason funds. Formerly: Executive Director of the Baltimore International Festival (1991- 1993).

         RICHARD  G.  GILMORE,  [6/9/27]  Trustee;  948  Kennett  Way,  West
Chester,  Pennsylvania.   Independent Consultant.  Director of CSS Industries,
Inc. (diversified holding company whose subsidiaries are engaged in the manufacture and sale of decorative paper products, business forms, and specialty metal packaging); Director of PECO Energy Company (formerly Philadelphia Electric Company); Director/Trustee of nine Legg Mason funds.

         T.A. RODGERS, [10/22/34] Trustee; 2901 Boston Street, Baltimore, Maryland. Principal, T. A. Rodgers & Associates (management consulting). Director/Trustee of nine Legg Mason funds. Formerly: Director and Vice President of Corporate Development, Polk Audio, Inc. (manufacturer of audio components) (1991-1992).

         EDWARD A. TABER*, [8/25/43] Trustee; Senior Executive Vice President of Legg Mason, Inc. and Legg Mason Wood Walker, Inc.; Chairman and Director of Legg Mason Fund Adviser, Inc. and Director of Western Asset Management Company (a registered investment adviser); President and/or Director/Trustee of eight Legg Mason funds.

         EDMUND J. CASHMAN, Jr. *, [8/31/36] Trustee; Senior Executive Vice President and Director of Legg Mason, Inc.; Officer and/or Director of various other affiliates of Legg Mason, Inc.; President or Vice Chairman of the Board and Director/Trustee of four Legg Mason funds.

         The executive officers of the fund, other than those who also serve as trustees, are:

         MARIE K. KARPINSKI*, [1/1/49] Vice President and Treasurer; Treasurer of Legg Mason Fund Adviser, Inc.; Vice President and Treasurer of nine Legg Mason funds and Vice President of Legg Mason Fund Adviser, Inc.,; Vice President of Legg Mason Wood Walker, Inc.

         KATHI D. BAIR*, [12/15/64] Secretary; Secretary of nine Legg Mason funds; Assistant Treasurer of three Legg Mason funds.

         BRIAN M. EAKES*, [12/9/69 ] Assistant Secretary and Assistant Treasurer; employee of Legg Mason, Inc. since July 1995. Formerly: Senior Associate - Audit of Coopers & Lybrand L.L.P. (Aug. 1992 - June 1995).

         Officers and trustees of the fund who are interested persons of the fund receive no salary or fees from the fund. Each trustee who is not an interested person of the fund ("Independent Trustees") receives an annual retainer and a per meeting fee based on the average net assets of the fund at December 31 of the previous year.

         The Nominating Committee of the Board of Trustees is responsible for the selection and nomination of disinterested trustees. The Committee is composed of Messrs. Gilmore, Rodgers and Lehman and Dr. McGovern, each of whom is a disinterested trustee as that term is defined in the 1940 Act.

         At December 1, 1998, the trustees and officers of the fund beneficially owned, in the aggregate, less than 1% of the fund's outstanding shares.

         As of December 1, 1998, no persons or entities were known by the fund to own of record 5% or more of the fund's outstanding shares.

Trustee Liability

         The fund's Declaration of Trust provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

         The following table provides certain information relating to the compensation of the fund's trustees for the fiscal year ended August 31, 1998. The fund has no retirement plan for its trustees.

----------------------------------------------------------------------------------------------------------------
                                                                                Total Compensation From Fund and
Name of Person and Position              Aggregate Compensation From Fund*      Fund Complex Paid to Trustees**
----------------------------------------------------------------------------------------------------------------
John F. Curley, Jr. -
Chairman of the Board and Trustee        None                                   None
----------------------------------------------------------------------------------------------------------------
Charles F. Haugh - Trustee(A)           $3,600                                $26,100
----------------------------------------------------------------------------------------------------------------
Arnold L. Lehman - Trustee              $3,600                                $34,800
----------------------------------------------------------------------------------------------------------------
Jill E. McGovern - Trustee              $3,600                                $34,800
----------------------------------------------------------------------------------------------------------------
Richard G. Gilmore - Trustee            $3,600                                $34,800
----------------------------------------------------------------------------------------------------------------
T.A. Rodgers - Trustee                  $3,600                                $34,800
----------------------------------------------------------------------------------------------------------------
Edward A. Taber - Trustee                None                                   None
----------------------------------------------------------------------------------------------------------------
Edmund J. Cashman, Jr. - Trustee         None                                   None
----------------------------------------------------------------------------------------------------------------

      * Represents fees paid to each trustee during the fiscal year ended August 31, 1998.

     ** Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 1998.

    (A) Mr. Haugh retired as a trustee in September 1998.

                              Management Agreement

         Legg Mason Fund Adviser, Inc. ("Manager"), 100 Light Street, Baltimore, Maryland 21202, serves as the manager for the fund under a Management Agreement dated July 18, 1988. The Management Agreement provides that, subject to the overall direction by the Board of Trustees, the Manager will manage the investment and other affairs of the fund. Under the Management Agreement, the Manager is responsible for managing the fund's securities and for making purchases and sales of securities consistent with the investment objectives and policies described in the fund's Prospectus and this Statement of Additional Information. The Manager is a wholly owned subsidiary of Legg Mason, Inc. which is also the parent of Legg Mason Wood Walker, Incorporated.

         The Manager has delegated the portfolio management functions for the fund to the adviser,

Western Asset Management Company. The Manager is obligated to furnish the fund with office space and certain administrative services, as well as executive and other personnel necessary for the operation of the fund. The Manager and its affiliates also are responsible for the compensation of trustees and officers of the fund who are employees of the Manager and/or its affiliates.

         The Manager receives for its services a management fee, calculated daily and payable monthly, based upon the average daily net assets of the fund as follows: 0.50% on the first $500 million; 0.475% on the next $500 million; 0.45% on the next $500 million; 0.425% on the next $500 million and 0.4% thereafter. During the fiscal years ended August 31, 1998, 1997 and 1996, the fund paid $6,284,105, $6,110,012 and $5,896,533, respectively, to the Manager. During the fiscal year ended August 31, 1996, Legg Mason contributed $400,000 to offset a portion of the fund's net realized losses.

         Under the Management Agreement, the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations or duties under the Agreement.

         The Management Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the fund's Board of Trustees, by vote of a majority of the outstanding voting securities or by the Manager, on not less than 60 days' notice to the other party, and may be terminated immediately upon the mutual written consent of the Manager and the fund.

         The fund pays all of its expenses which are not expressly assumed by the Manager. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing prospectuses, statements of additional information, proxy statements and reports and of printing them for and distributing them to existing shareholders, custodian charges, transfer agency fees, compensation of the independent trustees, legal and audit expenses, insurance expenses, expenses of registering and qualifying shares of the fund for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations.

         The fund also is obligated to pay the expenses for maintenance of its financial books and records, including computation of the Fund's net asset value per share, and dividends. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The fund may also have an obligation to indemnify the trustees and officers of the fund with respect to litigation.

         Under the Management Agreement, the fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated, or until the right is withdrawn in writing by the Manager.

                          Investment Advisory Agreement

         The adviser, Western Asset Management Company, 117 East Colorado Boulevard, Pasadena, CA 91105, an affiliate of Legg Mason, serves as investment adviser to the Fund under an Investment Advisory Agreement dated July 18, 1988, between the Adviser and the Manager ("Advisory Agreement"). The Advisory Agreement was most recently approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" of the fund, the Adviser or the Manager, on November [ ], 1998. Under the Advisory Agreement, the Adviser is responsible, subject to the supervision of the Manager and the general oversight of the fund's Board of Trustees, for the actual management of the fund's assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security. For the Adviser's services to the fund, the Manager (not the fund) pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 30% of the fee received by the Manager from the fund. During the years ended August 31, 1998, 1997 and 1996, the Manager paid the Adviser $1,885,232, $1,833,004 and

$1,768,960, respectively, pursuant to the Advisory Agreement.

         Under the Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Manager or by the fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties under the Agreement.

         The Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the fund's Board of Trustees, by vote of a majority of the fund's outstanding voting securities, by the Manager or by the Adviser, on not less than 60 days' notice to the fund and/or the other party(ies). The Advisory Agreement will be terminated immediately upon any termination of the Management Agreement or upon the mutual written consent of the Adviser, the Manager and the fund.

                             The Fund's Distributor

         Legg Mason Wood Walker, Inc., 100 Light Street, Baltimore, MD 21202, acts as distributor of the fund's shares pursuant to an Underwriting Agreement. The Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund's expense), and for supplementary sales literature and advertising costs.

         The fund has adopted a Distribution and Shareholder Services Plan ("Plan") which, among other things, permits the fund to pay Legg Mason fees for its services related to sales and distribution of shares and the provision of ongoing services to shareholders. Under the Plan, the aggregate fees may not exceed an annual rate of 0.15% of the fund's average daily net assets. However, the Board has authorized payment of only 0.10% annually from the fund until January 10, 1999. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses. The Plan was approved by the shareholders of the fund on March 8, 1996.

         Effective January 10, 1997, the fund began compensating Legg Mason for distribution costs and services at an annual rate equal to 0.10% of its average daily net assets. During the years ended August 31, 1998 and 1997, the fund paid Legg Mason $1,299,123 and $833,064, respectively, pursuant to the Underwriting Agreement. The Plan specifies that the fund may not pay more in cumulative distribution fees than 6.25% of total new gross assets, plus interest, as specified in the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD"). Shareholder servicing fees paid under the Plan are not subject to that limit. Legg Mason may pay all or a portion of the fee to its financial advisors or to dealers with which Legg Mason has a dealer agreement with respect to the fund. The continuation of the Plan was approved on November [ ], 1998 by the Board of Trustees, including a majority of the trustees who are not "interested persons" of the fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 Trustees").

         In approving the continuation of the Plan, in accordance with the requirements of Rule 12b-1, the trustees determined that there was a reasonable likelihood that the Plan would benefit the fund and its shareholders. The trustees considered, among other things, the extent to which the potential benefits of the Plan to the fund's shareholders outweighed the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of shares of the fund would be likely to maintain or increase the amount of compensation paid by the fund to its Manager.

         In considering the costs of the Plan, the trustees particularly considered the fact that any payments made by the fund to Legg Mason under the Plan would increase the fund's level of expenses in the amount of such payments. Further, the trustees recognized that the Manager would earn greater management fees if the fund's assets were increased, because such fees are calculated as a percentage of the fund's assets and thus would increase if net assets increase. The trustees further recognized that there can be no assurance that any of the potential benefits described below would be achieved when the Plan is implemented.

         The trustees noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to the fund and to maintain and enhance the level of services they provide to the fund's shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, in whole or in part, the additional expenses incurred by the fund in connection with the Plan. Furthermore, the investment management of the fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

         The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Trustees, including a majority of the 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Trustees or by a vote of a majority of the outstanding voting shares. Any change in the Plan that would materially increase the distribution cost to the fund requires shareholder approval; otherwise the Plan may be amended by the trustees, including a majority of the 12b-1 Trustees, as previously described.

         In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the fund's Board of Trustees, and the trustees will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of the candidates to serve as Independent Trustees will be committed to the discretion of the Independent Trustees.

         During the year ended August 31, 1998, Legg Mason incurred the following distribution and shareholder servicing expenses with respect to the fund:

Compensation to sales personnel                               $  894,000

Advertsing                                                    $   63,000

Printing and mailing of prospectuses to prospective
shareholders                                                  $  202,000

Other (Funds Marketing, Branch System Processing, Exec.
and Sales Mgmt, Funds Accounting and Training)                $3,496,000
                                                              ----------
Total expenses                                                $4,655,000
                                                              ==========

The foregoing are estimated and do not include all expenses fairly allocable to Legg Mason's or its affiliates' efforts to distribute the fund. Legg Mason receives payment under the plan regardless of the actual expenses it incurs.

                           Additional Tax Information

         The fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended. To do so, the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus any net short-term capital gain) and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the fund's gross income each taxable year must be derived from dividends, interest and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer.

         By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income that it distributes to its shareholders. If the fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits.

         The fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and any capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                 Additional Purchase And Redemption Information

         Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange ("Exchange") is open for business. The procedure for purchasing shares of the Fund is explained in the Prospectus under "How to Invest".

Conversion to Federal Funds

         It is the fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. This conversion must be made before shares are purchased. Legg Mason or Boston Financial Data Services ("BFDS") acts as the shareholders' agent in depositing checks and converting them to federal funds, normally within two to nine business days of receipt of checks.

         A cash deposit made after the daily cashiering deadline of the Legg Mason office in which the deposit is made will be credited to your Legg Mason brokerage account ("Brokerage Account") on the next business day following the day of deposit, and the resulting free credit balance will be invested on the second business day following the day of receipt.

Redemption By Wire

         The fund redeems shares at the next computed net asset value after Legg Mason receives the redemption request. Redemption procedures are explained in the Prospectus under "How to Sell Your Shares". When payment for shares is in the form of federal funds, the 10-day potential delay described in the Prospectus does not apply.

Redemption in Kind

         The fund reserves the right, under certain conditions, to honor any request for a redemption, or combination of requests from the same shareholder in any 90-day period, totalling $250,000 or 1% of the net assets of the fund, whichever is less, by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and the market price of those securities will be subject to fluctuation until they are sold. The fund does not redeem in kind under normal circumstances, but would do so where the Adviser determines that it would be in the best interests of the shareholders as a whole.

Future First Systematic Investment Plan and Transfer of Funds from Financial Institutions

         When you purchase shares through the Future First Systematic Investment Plan, BFDS, the fund's transfer agent, will transfer funds from your Legg Mason account or from your checking account to be used to buy shares of the fund. Legg Mason, the fund's distributor, will send an account statement quarterly. The transfer also will be reflected on your Legg Mason account statement or your regular checking account statement. You may terminate the Future First Systematic Investment Plan at any time without charge or penalty.

         You may also buy additional shares of the fund through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow you, on a pre-authorized basis, to have $50 or more automatically transferred monthly for investment in shares of the fund to:

                      Boston Financial Data Services, Inc.
                                2 Heritage Drive
                             North Quincy, MA 02171
                             Attn: Legg Mason Funds

          If the investor's check is not honored by the institution on which it is drawn, the investor may be subject to extra charges in order to cover collection costs. These charges may be deducted from the investor's account.

Systematic Withdrawal Plan

         You may also elect to make systematic withdrawals from your fund account of a minimum of $50 on a monthly basis if you own shares with a net asset value of $5,000 or more. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. The Systematic Withdrawal Plan is not currently available for shares held in an Individual Retirement Account ("IRA"), Simplified Employee Pension Plan ("SEP"), Savings Incentive Match Plan for Employees ("SIMPLE") or other qualified retirement plan.

         You may change the monthly amount to be paid to you without charge not more than once a year by notifying Legg Mason or the affiliate with which you have an account. Redemptions will be made at the net asset value determined as of the close of the Exchange on the first day of each month. If the Exchange is not open for business on that day, the shares will be redeemed at the net asset value determined as of the close of the Exchange on the preceding business day. The check for the withdrawal payment will usually be mailed to you on the next business day following redemption. If you elect to participate in the Systematic Withdrawal Plan, dividends and distributions on all shares in your fund account must be automatically reinvested in fund shares. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The fund, its transfer agent, Legg Mason and its affiliates also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

         Withdrawal payments are treated as a sale of shares rather than as a dividend. If the periodic withdrawals exceed reinvested dividends and distributions, the amount of your original investment will be correspondingly reduced.

Legg Mason Premier Asset Management Account/VISA Account

         Shareholders of the fund who have cash or negotiable securities (including fund shares) valued at $20,000 or more in accounts with Legg Mason may subscribe to Legg Mason's Premier Asset

Management Account ("Premier"). This program provides a direct link between a shareholder's fund account and his or her Brokerage Account. Premier provides shareholders with a convenient method to invest in the fund through their Brokerage Accounts, which includes automatic daily investment of free credit balances of $100 or more and automatic weekly investment of free credit balances of less than $100.

         Premier is a comprehensive financial service which combines a shareholder's fund account, a preferred customer VISA Gold debit card, a Legg Mason Brokerage Account and unlimited checkwriting with no minimum check amount. Premier is offered as an exclusive preferred customer service for shareholders of certain Legg Mason funds.

         The VISA Gold debit card may be used to purchase merchandise or services from merchants honoring VISA or to obtain cash advances (which a bank may limit to $5,000 or less, per account per day) from any bank honoring VISA.

         Checks, VISA charges and cash advances are posted to the shareholder's margin account and create automatic same day redemptions if shares are available in the fund. If fund shares have been exhausted, the debits will remain in the margin account, reducing the cash available. The shareholder will receive one consolidated monthly statement which details all fund transactions, securities activity, check writing activity and VISA Gold purchases and cash advances.

         BancOne Columbus ("BancOne"), 757 Carolyn Avenue, Columbus, Ohio 43271, is the fund's agent for processing payment of VISA Gold debit card charges and clearance of checks written on the Premier Account. Shareholders are subject to BancOne's rules and regulations governing VISA accounts, including the right of BancOne not to honor VISA drafts in amounts exceeding the authorization limit of the shareholder's account at the time the VISA draft is presented for payment. The authorization limit is determined daily by taking the shareholder's fund account balance and subtracting (1) all shares purchased within 15 days by other than federal funds wired; (2) all shares for which certificates have been issued; and (3) any previously authorized VISA transaction.

         PREFERRED CUSTOMER CARD SERVICES Unlike some other investment programs which offer the VISA card privilege, Premier also includes travel/accident insurance at no added cost when shareholders purchase travel tickets with their Premier VISA Gold debit card. Coverage is provided through VISA and extends up to $250,000.

         If a VISA Gold debit card is lost or stolen, the shareholder should report the loss immediately by contacting Legg Mason directly between the hours of 8:30 a.m. and 5:00 p.m., or BancOne (collect) after hours at 1-614-248-4242. Those shareholders who subscribe to the Premier VISA account privilege may be liable for the unauthorized use of their VISA Gold debit card in amounts up to $50.

         Legg Mason is responsible for all Premier VISA Gold debit card inquiries as well as billing and account resolutions. Simply call Legg Mason Premier Client Services directly between 8:30 a.m. and 5:00 p.m., Eastern time, at 1-800-253-0454 or 1-410-528-2066 with your account inquiries.

         AUTOMATIC PURCHASES OF FUND SHARES For shareholders participating in the Premier program who sell shares held in their Brokerage Account, any free credit balances of $100 or more in a single account resulting from any such sale will automatically be invested in shares of the fund on the same business day the proceeds of sale are credited to the Brokerage Account. Free credit balances of less than $100 will be invested in fund shares weekly.

         Free credit balances arising from sales of Brokerage Account shares for cash (i.e., same-day settlement), redemption of debt securities, dividend and interest payments and cash deposits will be invested automatically in fund shares on the next business day following the day the transaction is credited to the Brokerage Account.

         Fund shares will receive the next dividend declared following purchase (normally 12:00 noon, Eastern time, on the following business day). A purchase order will not become effective until cash in the form of federal funds is received by the fund.

         HOW TO OPEN A PREMIER ACCOUNT To subscribe to Premier services, clients must contact Legg Mason to execute both a Premier Agreement with Legg Mason and a VISA Account Application and Agreement with BancOne. Legg Mason charges a fee for the Premier service, which is currently $85 per year for individuals and $100 per year for businesses and corporations. Legg Mason reserves the right to alter or waive the conditions upon which a Premier account may be opened. Both Legg Mason and BancOne reserve the right to terminate or modify any shareholder's Premier services at their discretion.

         You may request Premier Account status by filling out the Premier Asset Management Account Agreement and Check Application which can be obtained from your financial advisor. You will receive your VISA Gold debit card (if applicable) from BancOne. The Premier VISA Gold debit card may be used at over 8 million locations, including 23,000 ATMs, in 24 countries around the world. Premier checks will be sent to you directly. There is no limit on the number of checks you may write against your Premier account.

         Shareholders should be aware that the various features of the Premier program are intended to provide easy access to assets in their accounts and that the Premier account is not a bank account. Additional information about the Premier program is available by calling your financial advisor or Legg Mason's Premier Client Services.

Other Information Regarding Redemption

         The fund reserves the right to modify or terminate the check, wire, telephone or VISA Gold card redemption services described in the Prospectus and this Statement of Additional Information at any time.

         You may request the fund's checkwriting service by sending a written request to Legg Mason. State Street Bank and Trust Company ("State Street"), the fund's custodian, will supply you with checks which can be drawn on an account of the fund maintained with State Street. When honoring a check presented for payment, the fund will cause State Street to redeem exactly enough full and fractional shares from your account to cover the amount of the check. Canceled checks will be returned to you.

         Check redemption is subject to State Street's rules and regulations governing checking accounts. Checks should not be used to close a fund account because when the check is written you will not know the exact total value of the account, including accrued dividends, on the day the check clears. Persons who obtained certificates for their shares may not use the checkwriting service.

         The date of payment for a redemption may not be postponed for more than seven days, and the right of redemption may not be suspended except (1) for any periods during which the Exchange is closed, (2) when trading in markets the fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable, or (3) for such other periods as the SEC by regulation or order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

         Although the fund may elect to redeem any shareholder account with a current value of less than $500, the fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

                   Tax-Deferred Retirement Accounts And Plans

           In general, income earned through the investment of assets of qualified retirement accounts and plans is not taxed to the beneficiaries thereof until the income is distributed to them. Investors who are considering establishing such an account or plan should consult their attorneys or tax advisers with respect to individual tax questions. The option of investing in these accounts or plans through regular payroll deductions may be arranged with a Legg Mason or affiliated financial advisor and your employer. Additional information with respect to these accounts or plans is available upon request from any Legg Mason or affiliated financial advisor.

Individual Retirement Account - IRA

         Certain investors who have not reached age 70 1/2 may obtain tax advantages by establishing IRAs. Specifically, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan, or if either you or your spouse is an active participant in such a plan and your adjusted gross income does not exceed a certain level, you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of 100% of your and your spouse's earned income or $2,000 ($4,000 for a married couple filing a joint return); notwithstanding the foregoing, however, a married investor who is not an active participant in such a plan and files jointly with his or her spouse (and their combined adjusted gross income does not exceed $150,000) is not affected by the spouse's active participant status. In addition, if your spouse is not employed and you file a joint return, you may establish a separate IRA for your spouse and contribute up to a total of $4,000 to the two IRAs, provided that neither contribution exceeds $2,000. If your employer's plan qualifies as a SEP, permits voluntary contributions and meets certain other requirements, you may make voluntary contributions to that plan that are treated as deductible IRA contributions. Furthermore, individuals whose earnings (together with their spouse's earnings) do not exceed a certain level may establish an "education IRA" and/or a "Roth IRA", although contributions to these new types of IRAs (established by the Taxpayer Relief Act of 1997) are nondeductible, withdrawals from them will not be taxable under certain circumstances.

         Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in shares of the fund through IRA contributions up to certain limits, because all dividends on your fund shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than the end of the taxable year in which you attain age 70 1/2. Distributions made before age
59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, when the distribution is rolled over into another qualified plan or certain other situations.

Simplified Employee Pension Plan - SEP

         Legg Mason makes available to corporate and other employers a SEP for investment in shares of the fund.

Savings Incentive Match Plan for Employees - SIMPLE

         An employer with no more than 100 employees that does not maintain another retirement plan instead may establish a SIMPLE either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans, allows certain employees to make elective contributions of up to $6,000 per year and requires the employer to make matching contributions up to 3% of each such employee's salary.

         Withholding at the rate of 20% is required for federal income tax purposes on certain distributions

(excluding, for example, certain periodic payments) from the foregoing retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax adviser for further information.

                               Valuation Of Shares

         The fund attempts to stabilize the value of a share at $1.00. Net asset value will not be calculated on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         USE OF THE AMORTIZED COST METHOD The trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accretion of discount rather than at current market value. The Board of Trustees periodically assesses the accuracy and appropriateness of this method of valuation.

         The fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with Rule 2a-7 under the 1940 Act. Under that Rule, the trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the fund's investment objective.

         Under the Rule, the fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 days' notice or (2) at specified intervals, not exceeding one year, on no more than 30 days' notice. A standby commitment entitles the fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

         Although demand features and standby commitments are techniques that are defined as "puts" under the Rule, the fund does not consider them to be "puts" as that term is used in the fund's investment limitations. Demand features and standby commitments are features which enhance an instrument's liquidity, and the investment limitation which proscribes puts is designed to prohibit the purchase and sale of put and call options and is not designed to prohibit the fund from using techniques which enhance the liquidity of portfolio instruments.

         MONITORING PROCEDURES The fund's procedures include monitoring the relationship between the amortized cost value per share and net asset value per share based upon available indications of market value. If there is a difference of more than 0.5% between the two, the trustees will take any steps they consider appropriate (such as shortening the dollar-weighted average portfolio maturity) to minimize any material dilution or other potentially unfair results arising from differences between the two methods of determining net asset value.

         INVESTMENT RESTRICTIONS Rule 2a-7 requires the fund, if it wishes to value its assets at amortized cost, to limit its investments to instruments that, (i) in the opinion of the Adviser, present minimal credit risk and (ii)(a) are rated in the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs")(or one, if only one NRSRO has rated the security) or, (b) if unrated, are determined to be of comparable quality by the Adviser, all pursuant to procedures determined by the Board of Trustees ("Eligible Securities"). Securities that were long-term when issued, but that have 397 days or less remaining to maturity, and that lack an appropriate short-term rating, may be eligible if they are comparable in priority and security to a rated short-term security, unless the former security has a long-term rating below AA/Aa.

         The fund may invest no more than 5% of its total assets in securities that are Eligible Securities but have not been rated in the highest short-term ratings category by at least two NRSROs (or by one NRSRO, if only one NRSRO has assigned the obligation a short-term rating) or, if the obligations are unrated, determined by the Adviser to be of comparable quality ("Second Tier Securities"). In addition, the fund will not invest more than 1% of its total assets or $1 million (whichever is greater) in the Second Tier Securities of a single issuer.

         The Rule requires the fund to maintain a dollar-weighted average portfolio maturity appropriate to the objective of maintaining a stable net asset value of $1.00 per share and in any event not more than 90 days. In addition, under the Rule, no instrument with a remaining maturity (as defined by the Rule) of more than 397 days can be purchased by the fund; except that the fund may hold securities with maturities greater than 397 days as collateral for repurchase agreements and other collateralized transactions of short duration. Certain variable rate securities in which the fund invests may have a remaining maturity of more than 397 days. However, pursuant to regulations of the SEC, the fund is permitted to treat these securities as having a maturity of no more than 397 days, based on the times at which the interest rates of these securities are reset and/or the fund is permitted to redeem them on demand.

         Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

         It is the fund's usual practice to hold portfolio securities to maturity and realize par, unless the Adviser determines that sale or other disposition is appropriate in light of the fund's investment objective. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

         In periods of declining interest rates, the indicated daily yield on shares of the fund, computed by dividing the annualized daily income on the fund's investment portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

         In periods of rising interest rates, the indicated daily yield on shares of the fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

                       How The Fund's Yield Is Calculated

         The current annualized yield for the fund is based on a seven-day period and is computed by determining the net change in the value of a hypothetical account in the fund. The net change in the value of the account includes the value of dividends and of additional shares purchased with dividends, but does not include gains and losses or unrealized appreciation and depreciation. In addition, the fund may use a compound effective annualized yield quotation which is calculated as prescribed by SEC regulations, by adding one to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting one.

         The fund's yield may fluctuate daily depending upon such factors as the average maturity of its securities, changes in investments, changes in interest rates and variations in operating expenses. Therefore, current yield does not provide a basis for determining future yields. The fact that the fund's current yield will fluctuate and that shareholders' principal is not guaranteed or insured should be considered in comparing the fund's yield with yields on fixed-income investments, such as insured savings certificates. In comparing the yield of the fund to other investment vehicles, consideration should be given to the investment policies of each, including the types of investments owned, lengths of maturities of the portfolio, the method used to compute the yield and whether there are any special charges that may reduce the yield.

Other Information

         The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in the fund will fluctuate. In Performance Advertisements, the fund may compare its taxable yield with data published by Lipper Analytical Services, Inc. for money market funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC/Donoghue's Money Market Fund Report ("Donoghue"), Morningstar Mutual Funds ("Morningstar") or Wiesenberger Investment Companies Service ("Wiesenberger") or with the performance of recognized stock and other indexes, including (but not limited to) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average ("Dow Jones") and the Consumer Price Index as published by the U.S. Department of Commerce.

         The types of securities in which the fund invests are different from those included in the Standard & Poor's and Dow Jones indices which track the performance of the equity markets. The S&P 500 and Dow Jones are accepted as broad-based measures of the equity markets. Calculation of those indices assumes reinvestment of dividends and ignores brokerage and other costs of investing. The fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Donoghue, Morningstar or Wiesenberger. Performance Advertisements also may refer to discussions of the Trust and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, THE NEW YORK TIMES and FORTUNE.

         The fund may also compare its performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Investment Technologies, Inc. Certificate of Deposit Index and the Bank Rate Monitor National Index. In comparing the fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or part by an agency of the U.S. Government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Fund shares are not insured or guaranteed by the U.S. Government or any agency thereof and returns thereon will fluctuate. While the fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.

         In advertising, the fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Chase Global Data and Research may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. The fund may use other recognized sources as they become available.

         The fund may use data prepared by Ibbotson Associates of Chicago, Illinois ("Ibbotson") to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Ibbotson relies on different indices to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

         The fund may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500 and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

         The fund may also include in advertising biographical information on key investment and managerial personnel.

         The fund may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have grown to provide a full spectrum of financial services. Legg Mason affiliates serve as investment advisers for private accounts and mutual funds with assets of more than $[ ] billion as of September 30, 1998.

         In advertising, the fund may discuss the advantages of saving through tax-deferred retirement plans or accounts, including the advantages and disadvantages of "rolling over" a distribution from a retirement plan into an IRA, factors to consider in determining whether you qualify for such a rollover, and the other options available. These discussions may include graphs or other illustrations that compare the growth of a hypothetical tax-deferred investment to the after-tax growth of a taxable investment.

                             Massachusetts Trust Law

         The fund is a Massachusetts business trust formed on July 24, 1978. Under certain circumstances, shareholders may be held personally liable under Massachusetts law for obligations of the fund. To protect its shareholders, the fund's Declaration of Trust, filed with the Commonwealth of Massachusetts, expressly disclaims the liability of its shareholders for acts or obligations of the fund. The Declaration requires notice of this disclaimer to be given in each agreement, obligation or instrument the fund or its trustees enter into or sign.

         In the unlikely event a shareholder, based on the mere fact of being a shareholder, is held personally liable for the fund's obligations, the fund is required to use its property to protect or compensate the shareholder. On request, the fund will defend any claim made, and pay any judgment, against such a shareholder for any act or obligation of the fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                      Portfolio Transactions And Brokerage

         Under the Advisory Agreement, the Adviser is responsible for the execution of portfolio transactions. Debt securities are generally traded on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer in debt securities will generally include a "spread", which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit. Some portfolio transactions may be executed through brokers acting as agents. In selecting brokers or dealers, the Adviser must seek the most favorable price (including the applicable dealer spread) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions for agency transactions to brokers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of the fund, the Adviser also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The fund paid no brokerage commissions, nor did it allocate any transactions to dealers for research, analysis, advice or similar services during any of its last three fiscal years.

         Consistent with the policy of most favorable price and execution, the Adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the Adviser for its use, may place orders with brokers who provide supplemental investment and market research and securities and economic analysis, and, for agency transactions, may pay to these broker-dealers a higher brokerage commission than may be charged by other brokers. Such research and analysis may be useful to the Adviser in connection with services to clients other than the fund. The Adviser's fee is not reduced by reason of its receiving such brokerage and research services.

         The fund may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. However, the fund's Board of Trustees has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in underwritings in which Legg Mason or any of its affiliated persons is a participant.

         Investment decisions for the fund are made independently from those of other funds and accounts advised by the Adviser. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

         The fund may not always hold portfolio securities to maturity, but may sell a security to buy another which has a higher yield because of short-term market movements. This may result in high portfolio turnover. The fund does not anticipate incurring significant brokerage expense in connection with such transactions, since ordinarily they will be made directly with the issuer or a dealer on a net price basis.

        The Fund's Custodian And Transfer And Dividend-Disbursing Agent

         State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105 serves as custodian of the fund's assets. Under a custody agreement with the fund, the custodian holds the fund's securities and keeps all necessary accounts and records. Boston Financial Data Services, P.O. Box 953, Boston, MA 02103 serves as transfer and dividend-disbursing agent and administrator of various shareholder services. The transfer agent maintains shareholder account records and handles the payment of dividends.

                            The Fund's Legal Counsel

         Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the fund.

                         The Fund's Independent Auditors

         Ernst & Young LLP, 2 Commerce Square, 2001 Market Street, Philadelphia, PA, has been selected by the Board of Trustees to serve as the fund's independent auditors. The auditors perform an annual audit of the fund and assist in the preparation of tax returns.

                              Financial Statements

         The fund's Statement of Net Assets as of August 31, 1998; the Statement of Operations for the year ended August 31, 1998; the Statement of Changes in Net Assets for the years ended August 31, 1998 and 1997; the Financial Highlights for the years ended August 31, 1994 through 1998; the Notes to Financial Statements and the Report of Ernst & Young LLP, Independent Auditors, are hereby incorporated by reference in this Statement of Additional Information from the fund's annual report for the year ended August 31, 1998.

                         Legg Mason Cash Reserve Trust

                            Part C. Other Information
                                    -----------------

Item 23.   Exhibits

           (1)        (a)  Declaration of Trust (2)
                      (b)  Amendment No. 1 to the Declaration of Trust (2)
                      (c)  Amendment No. 2 to the Declaration of Trust (2)
           (2)        By-Laws (As Restated and Amended February 2, 1987) (2)
           (3)        Specimen Security - not applicable
           (4)        (a)  Management Agreement (2)
                      (b)  Investment Advisory Contract (2)
           (5)        Underwriting Agreement (1)
           (6)        Bonus, profit sharing or pension plans - none
           (7)        (a)  Custodian Agreement (2)
                      (b)  Amendment to Custodian Agreement (2)
           (8)        Transfer Agency and Service Agreement (2)
           (9)        Opinion of Counsel (2)
           (10)       Consent of Independent Auditors - filed herewith
           (11)       Financial statements omitted from Item 22 - none
           (12)       Not Applicable
           (13)       Plan pursuant to Rule 12b-1(1)
           (14)       Financial Data Schedule - filed herewith
           (15)       Plan pursuant to Rule 18f-3 - none


------------

(1) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 34 to the Registration Statement filed on December 31, 1996.

(2) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 35 to the Registration Statement filed on December 31, 1997.

Item 24.   Persons Controlled By or Under Common Control with Registrant
           -------------------------------------------------------------
           None


Item 25.   Indemnification
           ---------------

       Pursuant to Section 4 of Article XI of the Registrant's Declaration of Trust, indemnification may be provided to the Registrant's present and former Officers, Trustees, employees and agents to the fullest extent permitted by law against claims and expenses reasonably incurred or paid by them by virtue of serving or having served in such a capacity or in settlement of any such claims. No indemnification may be provided under the Declaration of Trust against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office.

       Under Section 2 of Article XI of the Registrant's Declaration of Trust, no Trustee or Officer of the Registrant shall be personally liable to any person for incurring any debts, liabilities or obligations or in taking or omitting any other actions for or in connection with the Registrant. Provided that the Trustees and Officers have exercised reasonable care and have acted under the belief that their actions are in the best interest of the Registrant, the Trustees and Officers shall not be responsible or liable in any event for neglect or wrongdoing by them or any employee, agent, investment adviser or principal underwriter of the Registrant.

       Section 11 of the Underwriting Agreement between the Registrant and Legg Mason Wood Walker, Incorporated ("Underwriter") provides that the Registrant will indemnify and hold harmless the Underwriter within the meaning of Section 15 of the Securities Exchange Act of 1933 or Section 20 of the Securities Exchange Act of 1934, as amended, against any and all loss, liability, claim, damage and expense whatsoever (including but not limited to any and all expense whatsoever reasonably incurred in investigating, preparing or defending against any litigation, commenced or threatened, or any claim whatsoever) arising out of or based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or the Prospectus (as from time to time amended and supplemented) or the omission or alleged omission therefrom of a material fact required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon and in conformity with written information furnished to the Registrant with respect to the Underwriter by or on behalf of the Underwriter expressly for use in the Registration Statement or Prospectus, or any amendment or supplement thereof.

       Similarly, the Underwriter agrees to indemnify and hold harmless the Registrant, each of its Trustees, each of its Officers who have signed the Registration Statement and each other person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, ("1933 Act") to the same extent as the foregoing indemnity from the Registrant to the Underwriter but only with respect to statements or omissions, if any, made in the Registration Statement or Prospectus or any amendment or supplement thereof in reliance upon, and in conformity with, information furnished to the Registrant with respect to the Underwriter by or on behalf of the Underwriter expressly for use in the Registration Statement or Prospectus or any amendment or supplement thereof.

       Section 8 of the Management Agreement between the Registrant and Legg Mason Fund Adviser, Inc. ("Manager") provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with performance of the Management Agreement, except for losses resulting from willful misfeasance, bad faith or gross negligence in the Manager's performance of its duties, or by reason of the Manager's reckless disregard of its obligations and duties under the Management Agreement.

       Pursuant to Section 8 of the Investment Advisory Agreement, Western Asset Management Company ("Adviser") will not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or from the Adviser's reckless disregard of its obligations or duties under the Investment Advisory Agreement.

       Insofar as indemnification for liabilities arising under the 1933 Act, as amended, may be permitted for Trustees, Officers and controlling persons of the Registrant by the Registrant, pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, Officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

       Registrant undertakes to carry out all indemnification provisions of its Declaration of Trust and the above-described contracts in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Item 26.   Business and Other Connections of Manager and Investment Adviser
           ----------------------------------------------------------------

       I. Legg Mason Fund Adviser, Inc. ("Manager"), the Registrant's manager, is a registered investment adviser incorporated on January 20, 1982. The Manager is engaged primarily in the investment advisory business. The Manager also serves as investment adviser or manager to nineteen open-end investment companies. Information as to the officers and directors of the Manager is included in its Form ADV filed on June 24, 1998 with the Securities and Exchange Commission (registration number 801-16958) and is incorporated herein by reference.

       II. Western Asset Management Company ("Adviser"), the Registrant's investment adviser, is a registered investment adviser incorporated on October 5, 1971. The Adviser is primarily engaged in the investment advisory business. The Adviser also serves as investment adviser for open-end investment companies and one closed-end investment company. Information as to the officers and directors of the Adviser is included in its Form ADV filed on June 30, 1998 with the Securities and Exchange Commission (registration number 801-08162) and is incorporated herein by reference.

Item 27.   Principal Underwriters

       (a) Legg Mason Income Trust, Inc.
           Legg Mason Special Investment Trust, Inc.
           Legg Mason Value Trust, Inc.
           Legg Mason Total Return Trust, Inc.
           Legg Mason Tax-Exempt Trust, Inc.
           Legg Mason Tax-Free Income Fund
           Legg Mason Global Trust, Inc.
           Legg Mason Investors Trust, Inc.

           Legg Mason Light Street Trust, Inc.
           Legg Mason Focus Trust, Inc.

           Western Asset Trust, Inc.

       (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

                                                      Position and                      Positions and
Name and Principal                                    Offices with                      Offices with
Business Address*                                     Underwriter - LMWW                Registrant
------------------                                    ------------------                -------------
Raymond A. Mason                                      Chairman of the                   None
                                                      Board

John F. Curley, Jr.                                   Vice Chairman                     Chairman of the
                                                      of the Board                      Board, President and
                                                                                        Trustee


James W. Brinkley                                     President and                     None
                                                      Director

Edmund J. Cashman, Jr.                                Senior Executive                  Trustee
                                                      Vice President and
                                                      Director

Richard J. Himelfarb                                  Senior Executive Vice             None
                                                      President and
                                                      Director

Edward A. Taber III                                   Senior Executive Vice             Trustee
                                                      President and
                                                      Director

Robert A. Frank                                       Executive Vice                    None
                                                      President and
                                                      Director

Robert G. Sabelhaus                                   Executive Vice                    None
                                                      President and
                                                      Director

Charles A. Bacigalupo                                 Senior Vice                       None
                                                      President,
                                                      Secretary and
                                                      Director

F. Barry Bilson                                       Senior Vice                       None
                                                      President and
                                                      Director

Thomas M. Daly, Jr.                                   Senior Vice                       None
                                                      President and
                                                      Director

Jerome M. Dattel                                      Senior Vice                       None
                                                      President and
                                                      Director

Robert G. Donovan                                     Senior Vice                       None
                                                      President and
                                                      Director

Thomas E. Hill                                        Senior Vice                       None
One Mill Place                                        President and
Easton, MD  21601                                     Director

Arnold S. Hoffman                                     Senior Vice                       None
1735 Market Street                                    President and
Philadelphia, PA  19103                               Director

Carl Hohnbaum                                         Senior Vice                       None
24th Floor                                            President and
Two Oliver Plaza                                      Director
Pittsburgh, PA  15222


William B. Jones, Jr.                                 Senior Vice                       None
1747 Pennsylvania                                     President and
  Avenue, N.W.                                        Director
Washington, D.C. 20006

Laura L. Lange                                        Senior Vice                       None
                                                      President and
                                                      Director

Marvin H. McIntyre                                    Senior Vice                       None
1747 Pennsylvania                                     President and
  Avenue, N.W.                                        Director
Washington, D.C.  20006

Mark I. Preston                                       Senior Vice                       None
                                                      President and
                                                      Director

Joseph Sullivan                                       Senior Vice                       None
                                                      President and
                                                      Director

M. Walter D'Alessio, Jr.                              Director                          None
1735 Market Street
Philadelphia, PA  19103

W. William Brab                                       Senior Vice                       None
                                                      President

Deepak Chowdhury                                      Senior Vice                       None
255 Alhambra Circle                                   President
Coral Gables, FL  33134

Harry M. Ford, Jr.                                    Senior Vice                       None
                                                      President

Dennis A. Green                                       Senior Vice                       None
                                                      President

William F. Haneman, Jr.                               Senior Vice                       None
One Battery Park Plaza                                President
New York, New York  10005

Theodore S. Kaplan                                    Senior Vice                       None
                                                      President and
                                                      General Counsel

Seth J. Lehr                                          Senior Vice                       None
1735 Market St                                        President
Philadelphia, PA  19103

Horace M. Lowman, Jr.                                 Senior Vice                       None
                                                      President and
                                                      Asst. Secretary

Robert L. Meltzer                                     Senior Vice                       None
One Battery Park Plaza                                President
New York, NY  10004


Jonathan M. Pearl                                     Senior Vice                       None
1777 Reisterstown Rd.                                 President
Pikesville, MD  21208

John A. Pliakas                                       Senior Vice                       None
125 High Street                                       President
Boston, MA  02110

Gail Reichard                                         Senior Vice                       None
                                                      President

Timothy C. Scheve                                     Senior Vice                       None
                                                      President and
                                                      Treasurer

Elisabeth N. Spector                                  Senior Vice                       None
                                                      President

Robert J. Walker, Jr.                                 Senior Vice                       None
200 Gibraltar Road                                    President
Horsham, PA  19044

William H. Bass, Jr.                                  Vice President                    None

Nathan S. Betnun                                      Vice President                    None

John C. Boblitz                                       Vice President                    None

Andrew J. Bowden                                      Vice President                    None

D. Stuart Bowers                                      Vice President                    None

Edwin J. Bradley, Jr.                                 Vice President                    None

Scott R. Cousino                                      Vice President                    None

Joseph H. Davis, Jr.                                  Vice President                    None
1735 Market Street
Philadelphia, PA  19380

Terrence R. Duvernay                                  Vice President                    None
1100 Poydras St.
New Orleans, LA 70163

John R. Gilner                                        Vice President                    None

Richard A. Jacobs                                     Vice President                    None

C. Gregory Kallmyer                                   Vice President                    None

Edward W. Lister, Jr.                                 Vice President                    None

Marie K. Karpinski                                    Vice President                    Vice President
                                                                                        and Treasurer

Mark C. Micklem                                       Vice President                    None
1747 Pennsylvania Ave.
Washington, DC  20006


Hance V. Myers, III                                   Vice President                    None
1100 Poydras St.
New Orleans, LA 70163

Gerard F. Petrik, Jr.                                 Vice President                    None

Douglas F. Pollard                                    Vice President                    None

K. Mitchell Posner                                    Vice President                    None
1735 Market Street
Philadelphia, PA  19103

Carl W. Riedy, Jr.                                    Vice President                    None

Jeffrey M. Rogatz                                     Vice President                    None

Thomas E. Robinson                                    Vice President                    None

Douglas M. Schmidt                                    Vice President                    None

Robert W. Schnakenberg                                Vice President                    None
1111 Bagby St.
Houston, TX 77002

Henry V. Sciortino                                    Vice President                    None
1735 Market St.
Philadelphia, PA 19103

Chris Scitti                                          Vice President                    None

Eugene B. Shephard                                    Vice President                    None
1111 Bagby St.
Houston, TX  77002-2510

Lawrence D. Shubnell                                  Vice President                    None

Alexsander M. Stewart                                 Vice President                    None
One World Trade Center
New York, NY  10048

Robert S. Trio                                        Vice President                    None
1747 Pennsylvania Ave.
Washington, DC 20006

William A. Verch                                      Vice President                    None

Lewis T. Yeager                                       Vice President                    None

Joseph F. Zunic                                       Vice President                    None


* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.


       (c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.   Location of Accounts and Records
           --------------------------------

           State Street Bank and Trust Company
           P. O. Box 1713
           Boston, Massachusetts 02105

Item 29.   Management Services
           -------------------

                  None

Item 30.   Undertakings
           ------------

                  Not applicable

                                 SIGNATURE PAGE

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund, Legg Mason Cash Reserve Trust, has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 29 th day of October, 1998.

                                           LEGG MASON CASH RESERVE TRUST

                                           By: /s/ Marie K. Karpinski
                                               ______________________
                                                   Marie K. Karpinski
                                                   Vice President and Treasurer

             Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:


             Signature                               Title                                   Date
             ---------                               -----                                   ----
/s/ John F. Curley, Jr.                              Chairman of the Board,
__________________________                           President and Trustee                   October 29, 1998
John F. Curley, Jr.

/s/ Edward A. Taber, III                             Trustee                                 October 29, 1998
__________________________
Edward A. Taber, III

/s/ Edmund J. Cashman, Jr.                           Trustee                                 October 29, 1998
__________________________
Edmund J. Cashman, Jr.

/s/ Arnold L. Lehman*                                Trustee                                 October 29, 1998
__________________________
Arnold L. Lehman*

/s/ Jill E. McGovern*                                Trustee                                 October 29, 1998
__________________________
Jill E. McGovern*

/s/ Richard G. Gilmore*                              Trustee                                 October 29, 1998
__________________________
Richard G. Gilmore

/s/T. A. Rodgers*                                    Trustee                                 October 29, 1998
__________________________
T. A. Rodgers

/s/ Marie K. Karpinski                               Vice President and
__________________________                           Treasurer                               October 29, 1998
Marie K. Karpinski

*Signatures affixed by Marie K. Karpinski pursuant to a power of attorney dated May 8, 1998, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of the following investment companies:

Legg Mason Cash Reserve Trust          Legg Mason Value Trust, Inc.
Legg Mason Income Trust, Inc.          Legg Mason Total Return Trust, Inc.
Legg Mason Global Trust, Inc.          Legg Mason Special Investment Trust, Inc.
Legg Mason Tax Exempt Trust, Inc.      Legg Mason Investors Trust, Inc.
Legg Mason Tax-Free Income Fund

plus any other investment company for which Legg Mason Fund Adviser, Inc. acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of Marie K. Karpinski, Kathi D. Bair, Arthur J. Brown and Arthur C. Delibert my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, any supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

Signature                                                  Date
---------                                                  ----

/s/ Richard G. Gilmore                                     May 8, 1998
__________________________
Richard G. Gilmore

/s/ T. A. Rodgers                                          May 8, 1998
__________________________
T. A. Rodgers

/s/ Charles F. Haugh                                       May 8, 1998
__________________________
Charles F. Haugh

/s/ Arnold L. Lehman                                       May 8, 1998
__________________________
Arnold L. Lehman

/s/ Jill E. McGovern                                       May 8, 1998
__________________________
Jill E. McGovern

/s/ Edward A. Taber, III                                   May 8, 1998
__________________________
Edward A. Taber, III

/s/ Edmund J. Cashman, Jr.                                 May 8, 1998
__________________________
Edmund J. Cashman, Jr.

/s/ John F. Curley, Jr.                                    May 8, 1998
__________________________
John F. Curley, Jr.

/s/ Raymond A. Mason                                       May 8, 1998
__________________________
Raymond A. Mason